INVESTMENTS ACCOUNTED FOR UNDER THE EQUITY METHOD - Amounts Included in Consolidated Financial Statements in Accordance with Group Accounting Principles (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019	Dec. 31, 2016
Current assets
Cash and cash equivalents	€ 184	€ 164	€ 269		€ 347
Trade receivables and other	474	587
Inventories	670	660
Non-current assets
Property, plant and equipment	2,056	1,666	1,517	€ 1,768
Intangible assets	70	70	68
Total Assets	4,184	3,901
Current liabilities
Trade payables and other	999	968
Borrowings	201	57
Non-current liabilities
Borrowings	2,160	2,094
Equity	(85)	(114)	(319)		€ (570)
Total Equity and Liabilities	4,184	3,901
Revenue	5,907	5,686	5,237
Cost of sales	(5,305)	(5,148)	(4,682)
Selling and administrative expenses	(276)	(247)	(247)
Income from operations	255	404	338
Finance costs	(175)	(156)	(267)
Net income / (loss)	€ 64	190	€ (31)
Gain related shareholders loan facilities modification		11
Constellium-UACJ ABS LLC
Current assets
Cash and cash equivalents		8
Trade receivables and other		49
Inventories		68
Non-current assets
Property, plant and equipment		166
Intangible assets		0
Total Assets		291
Current liabilities
Trade payables and other		79
Borrowings		36
Non-current liabilities
Borrowings		271
Equity		(95)
Total Equity and Liabilities		291
Revenue		262
Cost of sales		(309)
Selling and administrative expenses		(10)
Income from operations		(57)
Finance costs		(7)
Net income / (loss)		€ (64)